Deposits - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Deposit Amount of one depositor
Deposits [Line Items]
Time deposit accounts in denominations of $100,000 or more	$ 31,331,000	$ 34,601,000
Total deposits	$ 340,409,000	$ 344,777,000	$ 23,822,000
Concentration risk percentage			7.00%